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                        SUPPLEMENT DATED JULY 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                           NATIONWIDE VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE AT PAGES 7 THROUGH 8 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
 (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------------
                                                           Management       Other         12b-1      Total Mutual
                                                              Fees         Expenses       Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund                                         0.50%         0.36%          0.00%       0.86%
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                              0.56%         0.21%          0.00%       0.77%
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                                       0.58%         0.27%          0.00%       0.85%
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund Prime Shares                    0.40%         0.29%          0.00%       0.69%
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Intermediate U.S. Government Bond Fund            0.43%         0.36%          0.00%       0.79%
--------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.



Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

---------------------------------------------------------------------------------------------------------------------
                                                                Management      Other        12b-1      Total Mutual
                                                                   Fees       Expenses       Fees       Fund Expenses
---------------------------------------------------------------------------------------------------------------------
Nationwide(R)Intermediate U.S. Government Bond Fund             0.50%         0.36%        0.00%        0.86%
---------------------------------------------------------------------------------------------------------------------

2. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "EXAMPLE" CHART AT PAGES 9 THROUGH 11, IS AMENDED AS FOLLOWS:


The following chart shows the amount of expenses (in dollars) that would be incurred under the contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and the maximum amount of variable account charges that could be assessed to a contract (1.30%). The Contract Maintenance Charge is expressed as a percentage of the average contract account


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APO-2503-G


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size for existing contracts. Since the average contract account size is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.


--------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract  If you do not surrender your  If you annuitize your contract
                               at the end of the applicable    contract at the end of the    at the end of the applicable
                                       time period               applicable time period               time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund -         94     118    152     266      24    73     125     266      *     73     125      266
Class D
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D      93     115    147     257      23    70     120     257      *     70     120      257
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -       94     117    151     265      24    72     124     265      *     72     124      265
Class D
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund   92     112    143     248      22    67     116     248      *     67     116      248
Prime Shares
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Intermediate        93     116    148     259      23    71     121     259      *     71     121      259
U.S. Government Bond Fund
--------------------------------------------------------------------------------------------------------------------------


3. THE FIRST PARAGRAPH OF THE "DOLLAR COST AVERAGING" PROVISION ON PAGE 34 OF YOUR PROSPECTUS IS AMENDED TO DELETE THE FOLLOWING SENTENCE:

     "Contract owners (or annuitants if authorized) may participate in this program if their contract value is $15,000 or more."


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APO-2503-G